MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
                                                        Two World Trade Center
LETTER TO THE SHAREHOLDERS June 30, 1999
                                                      New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Select Municipal Reinvestment Fund for the period ended June 30, 1999.

After last year's global economic difficulties, the financial markets have experienced a period of global healing. The turmoil, which included the Asian financial crisis, the Russian debt default and the near collapse of a major hedge fund has given way to improved financial conditions. A major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75-basis-point reduction in the fed funds rate during the fourth quarter of 1998.

The U.S. economy, led by consumer demand, continued to experience robust growth in the first half of 1999. Higher materials prices and wage increases caused the fixed-income markets to focus on the possibility that the Federal Reserve would begin to take back some of the liquidity provided during last year's financial crisis. Long-term interest rates reached 30-year lows in 1998 but have begun to rise. In June, the central bank raised the fed funds rate 25 basis points to 5.00 percent in its first tightening move since early 1997.


MUNICIPAL MARKET CONDITIONS

Municipal securities outperformed U.S. Treasuries in the first six months of 1999. This is in contrast to last year's flight to quality rally that primarily benefited Treasuries. As global turmoil subsided, Treasury yields increased more than municipal yields. Since the beginning of the year, Treasury bond yields rose 85 basis points from 5.10 to 5.95 percent. Long-term insured municipal index yields rose only 45 basis points from 5.05 to 5.50 percent. The ratio of long-term municipal yields to Treasury yields, a widely followed indicator of relative performance, declined from 99 to 92 percent. A declining ratio means municipals have outperformed Treasuries.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS June 30, 1999, continued

Municipal performance was also aided by a decline in underwriting. New-issue volume declined 23 percent in the first half of 1999. Higher interest rates caused a 47 percent decline in refunding activity.

                         30-YEAR BOND YIELDS 1994-1999

     Date           AAA Ins            Tsy           % Relationship
--------------------------------------------------------------------------
   12/31/93          5.40%             6.34%               85.17%
   01/31/94          5.40              6.24                86.54%
   02/28/94          5.80              6.66                87.09%
   03/31/94          6.40              7.09                90.27%
   04/29/94          6.35              7.32                86.75%
   05/31/94          6.25              7.43                84.12%
   06/30/94          6.50              7.61                85.41%
   07/29/94          6.25              7.39                84.57%
   08/31/94          6.30              7.45                84.56%
   09/30/94          6.55              7.81                83.87%
   10/31/94          6.75              7.96                84.80%
   11/30/94          7.00              8.00                87.50%
   12/30/94          6.75              7.88                85.66%
   01/31/95          6.40              7.70                83.12%
   02/28/95          6.15              7.44                82.66%
   03/31/95          6.15              7.43                82.77%
   04/28/95          6.20              7.34                84.47%
   05/31/95          5.80              6.66                87.09%
   06/30/95          6.10              6.62                92.15%
   07/31/95          6.10              6.86                88.92%
   08/31/95          6.00              6.66                90.09%
   09/29/95          5.95              6.48                91.82%
   10/31/95          5.75              6.33                90.84%
   11/30/95          5.50              6.14                89.58%
   12/29/95          5.35              5.94                90.07%
   01/31/96          5.40              6.03                89.55%
   02/29/96          5.60              6.46                86.69%
   03/29/96          5.85              6.66                87.84%
   04/30/96          5.95              6.89                86.36%
   05/31/96          6.05              6.99                86.55%
   06/28/96          5.90              6.89                85.63%
   07/31/96          5.85              6.97                83.93%
   08/30/96          5.90              7.11                82.98%
   09/30/96          5.70              6.93                82.25%
   10/31/96          5.65              6.64                85.09%
   11/29/96          5.50              6.35                86.61%
   12/31/96          5.60              6.63                84.46%
   01/31/97          5.70              6.79                83.95%
   02/28/97          5.65              6.80                83.09%
   03/31/97          5.90              7.10                83.10%
   04/30/97          5.75              6.94                82.85%
   05/30/97          5.65              6.91                81.77%
   06/30/97          5.60              6.78                82.60%
   07/30/97          5.30              6.30                84.13%
   08/31/97          5.50              6.61                83.21%
   09/30/97          5.40              6.40                84.38%
   10/31/97          5.35              6.15                86.99%
   11/30/97          5.30              6.05                87.60%
   12/31/97          5.15              5.92                86.99%
   01/31/98          5.15              5.80                88.79%
   02/28/98          5.20              5.92                87.84%
   03/31/98          5.25              5.93                88.53%
   04/30/98          5.35              5.95                89.92%
   05/29/98          5.20              5.80                89.66%
   06/30/98          5.20              5.65                92.04%
   07/31/98          5.18              5.71                90.72%
   08/31/98          5.03              5.27                95.45%
   09/30/98          4.95              5.00                99.00%
   10/31/98          5.05              5.16                97.87%
   11/30/98          5.00              5.06                98.81%
   12/31/98          5.05              5.10                99.02%
   01/31/99          5.00              5.09                98.23%
   02/28/99          5.10              5.58                91.40%
   03/31/99          5.15              5.63                91.47%
   04/30/99          5.20              5.66                91.87%
   05/31/99          5.30              5.83                90.91%
   06/30/99          5.47              5.96                91.78%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group


PERFORMANCE

The Fund's net asset value (NAV) declined from $12.27 to $11.79 per share for the six months. Based on this change plus the reinvestment of tax-free dividends totaling $0.27 per share and taxable short-term capital gains distributions of $0.002 per share paid on June 30, 1999, the Fund's total return was -1.77 percent. Over the same period, the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index registered total returns of -0.89 percent and -1.46 percent, respectively.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS June 30, 1999, continued

LARGEST LONG-TERM SECTORS AS OF JUNE 30, 1999
(% OF NET ASSETS)

TRANSPORTATION       20%
GENERAL OBLIGATION   18%
WATER & SEWER        14%
HOSPITAL             12%
EDUCATION             8%
ELECTRIC              6%
IDR/PCR*              5%
REFUNDED              5%


*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.



CREDIT RATINGS AS OF JUNE 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)


Aaa or AAA     55%
Aa or AA       28%
A or A         17%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC.
OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.






CALL STRUCTURE AS OF JUNE 30, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)                   WEIGHTED AVERAGE
PERCENT CALLABLE                                   CALL PROTECTION: 6 YEARS

YEARS BONDS CALLABLE
1999                      2%
2000                      7%
2001                      3%
2002                      7%
2003                      9%
2004                      7%
2005                     10%
2006                     12%
2007                      6%
2008                     24%
2009                      8%
2010+                     5%
                        ----
                        100%



PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
LETTER TO THE SHAREHOLDERS June 30, 1999, continued

PORTFOLIO STRUCTURE

Short-term investments and cash increased to 8 percent of net assets in response to market volatility during the first half of 1999. Refunded bonds comprised 5 percent of net assets and will be called for redemption on the dates shown in the portfolio. Average duration, a measure of sensitivity to interest rate changes, was 13 years at the end of June. The Fund's average-weighted maturity was 15 years. The Fund's net assets of $86 million were diversified among 9 long-term sectors and 43 individual credits. The accompanying charts provide current information on the portfolio's credit quality, sector diversification and optional redemption (call) provisions.


LOOKING AHEAD

The Federal Reserve Board raised interest rates in June, this confirmed its previously signaled intention of becoming less accommodative in the face of continued strong domestic economic growth. It is anticipated that the central bank may raise the fed funds rate further in an effort to take back the liquidity it provided in the fall of 1998. However, we believe municipal bonds continue to offer long-term investors good value, especially in relationship to Treasuries.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Select Municipal Reinvestment Fund and look forward to continuing to serve your investment needs.



Very truly yours,

/s/ Charles A. Fiumefreddo                 /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                     MITCHELL M. MERIN
Chairman of the Board                      President

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FUND PERFORMANCE June 30, 1999



AVERAGE ANNUAL TOTAL RETURNS
----------------------------

1 Year            1.34(1)
5 Years           5.92(1)
10 Years          6.42(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.


--------------------
(1) Figure shown assumes reinvestment of all distributions. There is no sales charge.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON    MATURITY
 THOUSANDS                                                                                   RATE       DATE        VALUE
-----------                                                                               ---------- ---------- -------------
            TAX-EXEMPT MUNICIPAL BONDS (90.7%)
            General Obligation (17.5%)
  $ 4,000   North Slope Borough, Alaska, Ser 1996 B (MBIA) .............................. 0.00%      06/30/07    $ 2,692,400
    2,000   Los Angeles Unified School District, California, 1997 Ser B (FGIC) .......... 5.00       07/01/23      1,890,520
    1,700   Washington Suburban Sanitation District, Maryland, Gen Constr Refg 1994       5.00       06/01/14      1,671,865
    1,260   New York City, New York, 1990 Ser D ......................................... 6.00       08/01/07      1,262,369
    2,000   Little Miami Local School District, Ohio, Ser 1998 (FGIC) ................... 4.875      12/01/23      1,848,200
    2,000   Pennsylvania, First Ser 1995 (FGIC) ......................................... 5.50       05/01/12      2,054,760
    1,500   Shelby County, Tennessee, Refg 1995 Ser A ................................... 5.625      04/01/12      1,544,385
    2,000   Washington, Ser 1994 A ...................................................... 5.80       09/01/08      2,099,600
  -------                                                                                                        -----------
   16,460                                                                                                         15,064,099
  -------                                                                                                        -----------
            Educational Facilities Revenue (7.7%)
    2,000   District of Columbia, Georgetown University Ser 1993 ........................ 5.375      04/01/23      1,948,780
    1,000   Massachusetts Health & Educational Facilities Authority, Boston College
            Ser K ....................................................................... 5.25       06/01/18        974,220
    1,500   Rutgers -- The State University, New Jersey, Refg Ser R ..................... 6.50       05/01/13      1,601,640
    2,000   New York State Dormitory Authority, State University Ser 1989 B ............. 0.00       05/15/03      1,676,220
      435   Ohio Higher Educational Facility Commission, Oberlin College Ser 1993 ....... 5.375      10/01/15        436,449
  -------                                                                                                        -----------
    6,935                                                                                                          6,637,309
  -------                                                                                                        -----------
            Electric Revenue (6.4%)
    2,000   South Carolina Public Service Authority, Santee Cooper 1997 Refg Ser A
            (MBIA) ...................................................................... 5.00       01/01/29      1,863,120
    2,000   Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA) ........... 5.00       07/01/21      1,873,280
    3,000   Washington Public Power Supply System, Proj #2 Refg Ser 1994 A (FGIC) ....... 0.00       07/01/09      1,793,460
  -------                                                                                                        -----------
    7,000                                                                                                          5,529,860
  -------                                                                                                        -----------
            Hospital Revenue (11.8%)
    2,000   Birmingham -- Carraway Special Care Facilities Financing Authority,
            Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee) .................. 6.25       08/15/09      2,161,900
    2,000   Maryland Industrial Development Financing Authority, Holy Cross Health
            Refg Ser 1996 ............................................................... 5.50       12/01/08      2,086,520
    2,000   New Jersey Health Care Facilities Financing Authority, St Barnabas Health
            Refg Ser 1998 B (MBIA) ................................................. .... 5.25       07/01/18      1,978,680
    2,000   North Central Texas Health Facilities Development Corporation, University
            Medical Center Ser 1996 (FSA) ............................................... 5.50       04/01/10      2,043,740
    2,000   Washington Health Care Facilities Authority, Swedish Health Ser 1998
  -------     (AMBAC) ................................................................... 5.125      11/15/22      1,886,820
   10,000                                                                                                        -----------
  -------                                                                                                         10,157,660
                                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON     MATURITY
 THOUSANDS                                                                                    RATE        DATE        VALUE
-----------                                                                               ------------ ---------- -------------
            Industrial Development/Pollution Control Revenue (4.6%)
  $   700   Connecticut Development Authority, Bridgeport Hydraulic Co
            Refg Ser 1990 ............................................................... 7.25 %       06/01/20    $   729,519
    1,000   Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A ...................... 7.10         02/01/06      1,124,840
    2,000   Ohio Water Development Authority, Dayton Power & Light Co
  -------      Collateralized Refg 1992 Ser A ........................................... 6.40         08/15/27      2,108,860
    3,700                                                                                                          -----------
  -------                                                                                                            3,963,219
                                                                                                                   -----------
            Mortgage Revenue -- Multi-Family (1.4%)
      950   Michigan Housing Development Authority, Rental 1992 Ser A ................... 6.60         04/01/12      1,011,788
      155   Pennsylvania Housing Finance Agency, Moderate Rehab Sec 8 Assisted
  -------      Issue B .................................................................. 9.00         08/01/01        155,482
    1,105                                                                                                         -----------
  -------                                                                                                            1,167,270
                                                                                                                   -----------
            Mortgage Revenue -- Single Family (2.4%)
    2,000   Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA) .......... 5.875        12/01/24      2,071,700
  -------                                                                                                          -----------
            Transportation Facilities Revenue (19.9%)
    2,000   Sacramento County, California, Airport Refg Ser 1998 B (FGIC) ............... 5.00         07/01/18      1,917,140
    1,500   San Francisco Bay Area Rapid Transit District, California, Sales Tax
            Ser 1998 (AMBAC) ............................................................ 4.75         07/01/23      1,352,910
    2,000   Lee County, Florida, Ser 1995 (MBIA) ........................................ 5.75         10/01/22      2,051,280
    2,000   Kansas, Highway Refg Ser 1998 ............................................... 5.50         09/01/14      2,075,060
    3,500   Kentucky Turnpike Authority, Resource Recovery Road 1987 Ser A BIGS ......... 8.50         07/01/06      4,279,974
    2,775   Massachusetts Turnpike Authority, Western 1997 Ser A (MBIA) ................. 5.55         01/01/17      2,788,875
    1,000   Ohio Turnpike Commission, Ser 1998 B (FGIC) ................................. 4.50         02/15/24        861,090
    2,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A .................. 4.75         07/01/38      1,765,920
  -------                                                                                                          -----------
   16,775                                                                                                           17,092,249
  -------                                                                                                          -----------
            Water & Sewer Revenue (14.0%)
    2,000   San Francisco Public Utilities Commission, California, Water 1996 Ser A ..... 5.00         11/01/21      1,889,340
    2,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC) .................... 4.75         01/01/28      1,795,940
    1,500   Massachusetts Water Resource Authority, 1993 Ser C .......................... 5.25         12/01/08      1,525,575
    2,000   Suffolk County Industrial Development Agency, New York, Southwest
            Sewer Ser 1994 (FGIC) ....................................................... 4.75         02/01/09      1,954,760
    1,000   Columbus, Ohio, Sewerage Refg Ser 1992 ...................................... 6.25         06/01/08      1,062,260
            Metropolitan Government of Nashville & Davidson County, Tennessee,
    2,000   Refg 1986 ................................................................... 5.50         01/01/16      2,003,500
    2,000   Refg Ser 1998 A (FGIC) ...................................................... 4.75         01/01/22      1,824,560
  -------                                                                                                          -----------
   12,500                                                                                                           12,055,935
  -------                                                                                                          -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON     MATURITY
 THOUSANDS                                                                                    RATE        DATE        VALUE
-----------                                                                               ------------ ---------- -------------
            Refunded (5.0%)
  $ 2,000   Nebraska Public Power District, Power Supply 1993 Ser ....................... 6.125%       01/01/03+  $2,149,940
    2,000   Clermont County, Ohio, Mercy Health Ser 1991 (AMBAC) ........................ 6.725        10/05/01+   2,139,940
  -------                                                                                                         -----------
    4,000                                                                                                          4,289,880
  -------
   80,475   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $75,179,959) ............                           78,029,181
  -------                                                                                                         ----------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.6%)
    2,500   Harris County Health Facilities Development Corporation, Texas, St Luke's
            Episcopal Hospital Ser 1997 A (Demand 07/01/99) ............................. 3.85%        02/15/27    2,500,000
    4,000   Lincoln County, Wyoming, Exxon Corp Ser 1984 B (Demand 07/01/99) ............ 3.80*        11/01/14    4,000,000
  -------                                                                                                         ----------
    6,500   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost $6,500,000) ....................    6,500,000
  -------                                                                                                         ----------
  $86,975   TOTAL INVESTMENTS (Identified Cost $81,679,959) (a) .......................                   98.3%   84,529,181
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ............................                    1.7     1,498,182
                                                                                                          ----    ----------
            NET ASSETS ................................................................                  100.0%  $86,027,363
                                                                                                         =====   ===========




---------------
BIGS     Bond Income Growth Security
 +       Prerefunded to call date shown.
 *       Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $3,593,151 and the aggregate gross unrealized depreciation is $743,929, resulting in net unrealized appreciation of $2,849,222.


Bond Insurance:
--------------

  AMBAC    AMBAC Assurance Corporation.
Connie Lee Connie Lee Insurance Company -- A wholly owned subsidiary of AMBAC
             Assurance Corporation.
  FGIC     Financial Guaranty Insurance Company.
  FSA      Financial Security Assurance Inc.
  MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
PORTFOLIO OF INVESTMENTS June 30, 1999 (unaudited) continued


                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                 June 30, 1999








   Alabama   ....................       2.5%
   Alaska .......................       5.5
   California ...................       8.2
   Connecticut ..................       0.8
   District of Columbia .........       2.3
   Florida ......................       2.4
   Georgia ......................       2.1
   Kansas   .....................       2.4
   Kentucky .....................       5.0


   Maryland .....................       4.4%
   Massachusetts ................       6.1
   Michigan .....................       2.5
   Nebraska .....................       2.5
   New Jersey ...................       4.2
   New York .....................       5.7
   Ohio .........................       9.8
   Pennsylvania .................       2.6
   Puerto Rico ..................       2.1


   South Carolina ...............       2.2%
   Tennessee ....................       6.2
   Texas   ......................       5.3
   Utah .........................       2.2
   Washington   .................       6.7
   Wyoming ......................       4.6
                                       ----
   Total ........................      98.3%
                                       ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)


ASSETS:
Investments in securities, at value
   (identified cost $81,679,959) ................    $84,529,181
Cash ............................................        351,121
Interest receivable .............................      1,343,507
Prepaid expenses and other assets ...............         21,299
                                                     -----------
  TOTAL ASSETS ..................................     86,245,108
                                                     -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest
     repurchased ................................        111,167
  Investment management fee .....................         39,457
  Dividends to shareholders .....................         21,196
Accrued expenses ................................         45,925
                                                     -----------
  TOTAL LIABILITIES .............................        217,745
                                                     -----------
  NET ASSETS ....................................    $86,027,363
                                                     ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital .................................    $83,327,065
Net unrealized appreciation .....................      2,849,222
Accumulated net realized loss ...................       (148,924)
                                                     -----------
  NET ASSETS ....................................    $86,027,363
                                                     ===========
NET ASSET VALUE PER SHARE
   7,294,555 shares outstanding (unlimited
   shares authorized of $.01 par value) .........    $     11.79
                                                     ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ...............................   $ 2,434,165
                                                  -----------
EXPENSES
Investment management fee .....................       226,775
Transfer agent fees and expenses ..............       102,349
Professional fees .............................        33,200
Shareholder reports and notices ...............        25,620
Registration fees .............................        18,758
Trustees' fees and expenses ...................         6,335
Custodian fees ................................         2,328
Other .........................................         5,994
                                                  -----------
  TOTAL EXPENSES ..............................       421,359
Less: expense offset ..........................        (2,323)
                                                  -----------
  NET EXPENSES ................................       419,036
                                                  -----------
  NET INVESTMENT INCOME .......................     2,015,129
                                                  -----------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .............................      (148,775)
Net change in unrealized appreciation .........    (3,369,615)
                                                  -----------
  NET LOSS ....................................    (3,518,390)
                                                  -----------
NET DECREASE ..................................   $(1,503,261)
                                                  ===========


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                         FOR THE SIX      FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                        JUNE 30, 1999   DECEMBER 31, 1998
                                                       --------------- ------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................  $  2,015,129      $  4,199,579
Net realized gain (loss) .............................      (148,775)        2,233,737
Net change in unrealized appreciation ................    (3,369,615)       (1,505,075)
                                                        ------------      ------------
  NET INCREASE (DECREASE) ............................    (1,503,261)        4,928,241
                                                        ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................    (2,015,129)       (4,199,579)
Net realized gain ....................................       (17,023)       (2,257,663)
                                                        ------------      ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..................    (2,032,152)       (6,457,242)
                                                        ------------      ------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................    (4,914,758)        1,751,054
                                                        ------------      ------------
  NET INCREASE (DECREASE) ............................    (8,450,171)          222,053
NET ASSETS:
Beginning of period ..................................    94,477,534        94,255,481
                                                        ------------      ------------
  END OF PERIOD ......................................  $ 86,027,363      $ 94,477,534
                                                        ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Select Municipal Reinvestment Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is offered exclusively to the holders of certain unit investment trusts as an investment option for reinvesting distributions received on units of their trusts. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on June 1, 1983 and commenced operations on September 22, 1983.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the daily net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1999 aggregated $9,020,937.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
NOTES TO FINANCIAL STATEMENTS June 30, 1999 (unaudited) continued

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                   FOR THE SIX                          FOR THE YEAR
                                                                   MONTHS ENDED                            ENDED
                                                                  JUNE 30, 1999                      DECEMBER 31, 1998
                                                        ----------------------------------   ----------------------------------
                                                                   (unaudited)
                                                             SHARES            AMOUNT             SHARES            AMOUNT
                                                        ---------------   ----------------   ---------------   ----------------
Sold ................................................         494,414      $   6,017,524         1,927,460      $  24,117,738
Reinvestment of dividends and distributions .........         153,609          1,861,663           485,655          6,019,692
                                                              -------      -------------         ---------      -------------
                                                              648,023          7,879,187         2,413,115         30,137,430
Repurchased .........................................      (1,053,837)       (12,793,945)       (2,271,402)       (28,386,376)
                                                           ----------      -------------        ----------      -------------
Net increase (decrease) .............................        (405,814)     $  (4,914,758)          141,713      $   1,751,054
                                                           ==========      =============        ==========      =============

MORGAN STANLEY DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                         FOR THE SIX
                                                        MONTHS ENDED
                                                        JUNE 30, 1999
                                                    --------------------
                                                         (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............      $  12.27
                                                         --------
Income (loss) from investment operations:
 Net investment income ............................          0.27
 Net realized and unrealized gain (loss) ..........         (0.48)
                                                         --------
Total income (loss) from investment operations ....         (0.21)
                                                         --------
Less dividends and distributions from:
 Net investment income ............................         (0.27)
 Net realized gain ................................          --
                                                         --------
Total dividends and distributions .................         (0.27)
                                                         --------
Net asset value, end of period ....................      $  11.79
                                                         ========
TOTAL RETURN+ .....................................         (1.77)%(2)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................          0.93 %(1)(3)
Net investment income .............................          4.44 % (3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $86,027
Portfolio turnover rate ...........................          --



                                                                       FOR THE YEAR ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------------
                                                           1998               1997               1996            1995
                                                    ------------------ ------------------ ------------------ ------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............    $ 12.47            $ 12.14            $ 12.48           $ 11.34
                                                       ----------         ----------         ----------        -------
Income (loss) from investment operations:
 Net investment income ............................       0.56               0.58               0.61              0.62
 Net realized and unrealized gain (loss) ..........       0.10               0.35              (0.19)             1.16
                                                       ----------         ----------         ----------        -------
Total income (loss) from investment operations ....       0.66               0.93               0.42              1.78
                                                       ----------         ----------         ----------        -------
Less dividends and distributions from:
 Net investment income ............................      (0.56)             (0.58)             (0.61)            (0.62)
 Net realized gain ................................      (0.30)             (0.02)             (0.15)            (0.02)
                                                       ----------         ----------         ----------        --------
Total dividends and distributions .................      (0.86)             (0.60)             (0.76)            (0.64)
                                                       ----------         ----------         ----------        --------
Net asset value, end of period ....................    $ 12.27            $ 12.47            $ 12.14           $ 12.48
                                                       ==========         ==========         ==========        ========
TOTAL RETURN+ .....................................       5.46%              7.94%              3.55%            16.00%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................       0.91%(1)           0.95%(1)           0.94%(1)          0.97%
Net investment income .............................       4.51%              4.78%              5.01%             5.14%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........    $94,478            $94,255            $92,187           $95,231
Portfolio turnover rate ...........................         31%                 8%                17%               17%



                                                    FOR THE YEAR
                                                        ENDED
                                                     DECEMBER 31,
                                                    -------------
                                                         1994
                                                    -------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............    $  12.82
                                                       --------
Income (loss) from investment operations:
 Net investment income ............................        0.65
 Net realized and unrealized gain (loss) ..........       (1.40)
                                                       --------
Total income (loss) from investment operations ....       (0.75)
                                                       --------
Less dividends and distributions from:
 Net investment income ............................       (0.69)
 Net realized gain ................................       (0.04)
                                                       --------
Total dividends and distributions .................       (0.73)
                                                       --------
Net asset value, end of period ....................    $  11.34
                                                       ========
TOTAL RETURN+ .....................................       (5.98)%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................        0.96%
Net investment income .............................        5.34%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........     $86,405
Portfolio turnover rate ...........................          18%

-------------
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Does not reflect the effect of expense offset of 0.01%.
(2)   Not annualized.
(3)   Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel  H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
-------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
-------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.



Morgan Stanley
Dean Witter
Select Municipal
Reinvestment
Fund



Semiannual Report
June 30, 1999